Annual Total Returns- Vanguard Extended Market Index Fund (ETF) [BarChart] - ETF - Vanguard Extended Market Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.61%)	18.48%	38.37%	7.55%	(3.26%)	16.16%	18.10%	(9.37%)	28.04%	32.20%